Provision for contingencies and judicial deposits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of liabilities, and corresponding judicial deposits, related to contingencies

Provision Probable contingencies:	December 31, 2024	December 31, 2023
Labor and social security contingencies	418	393
	418	393

Summary of changes in provision for contingencies

Consolidated
(=) Balance at January, 1st 2023	607
(+) Business combination	18
(+) Provisions made during the year	1,049
(-) Provisions reversed during the year	(1,281)
(=) Balance at 31 December 2023	393
(+) Provisions made during the year	41
(-) Provisions reversed during the year	(16)
(=) Balance at December 31, 2024	418